Legal Matters - Additional Information (Detail)			3 Months Ended			12 Months Ended
	Jan. 14, 2016 Lawsuit	May 01, 2015 Lawsuit	Mar. 31, 2018 USD ($) Lawsuit	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Lawsuit	Dec. 31, 2016 USD ($)
Commitments And Contingencies [Line Items]
Number of lawsuits filed | Lawsuit			2			2
Total reserve					$ 10,000,000	$ 10,000,000
Mediation Activities and Settlement Negotiations [Member]
Commitments And Contingencies [Line Items]
Pre-tax reserve recorded					$ 6,000,000
Warehousing, Marketing and Administrative Expenses [Member]
Commitments And Contingencies [Line Items]
Pre-tax reserve recorded				$ 3,000,000		3,000,000	$ 4,000,000
Inadvertent Violation under TCPA for Unsolicited Fax Advertisement [Member]
Commitments And Contingencies [Line Items]
Damages sought by plaintiff per violation			$ 500			500
Willful Violation under TCPA for Unsolicited Fax Advertisement [Member]
Commitments And Contingencies [Line Items]
Damages sought by plaintiff per violation			$ 1,500			$ 1,500
United States District Court California [Member]
Commitments And Contingencies [Line Items]
Number of lawsuits filed | Lawsuit		1
United States District Court Illinois [Member]
Commitments And Contingencies [Line Items]
Number of lawsuits filed | Lawsuit	1